Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

General

The Company was incorporated in the Cayman Islands on March 23, 2022. Through its subsidiaries, the Company is principally engaged in cryptocurrency mining business, primarily focusing on cryptocurrency mining, sales of mining machines and hosting services.